Operating Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting Information [Line Items]
Operating Segment Reporting

17. Segment Reporting

The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), receives financial information and evaluates the Company’s operations by total revenues and not by type of business activity. The CODM does not use discrete financial information to evaluate the operating results for each business activity but is instead regularly provided with the consolidated expenses as noted on the face of the unaudited interim condensed consolidated statements of operations and an analysis of general and administrative expenses per office location. Although revenue can be identified for each business activity, management cannot and does not identify expenses, profitability, or other financial information for these various types of business activities. As a result, the CODM reviews operating results by total profitability and the CODM assesses performance of the Company and decides how to allocate resources based on consolidated net income. Thus, the Company has determined that it operates under one reportable segment.

The CODM regularly reviews general and administrative expenses by geographic region and by category to monitor actual spending against internal budgets. The following table presents significant general and administrative expense categories on the same basis provided to the CODM.

For the six months ended June 30, 2025:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	US office	Total
Employee remuneration	3,062,456	1,230,794	382,437	454,073	2,263,585	143,138	7,536,483
IT expenses	224,678	774	-	740	1,734	-	227,926
Professional fees	1,647,250	83,652	11,873	2,005	5,088	-	1,749,868
Travel, marketing and communication expenses	127,253	20,534	42,200	8,164	55,401	-	253,552
Office expenses	367,846	15,024	29,315	15,763	98,681	-	526,629
Other expenses	59,496	13,761	14,556	22,313	22,564	9,637	142,327
Total	5,488,979	1,364,539	480,381	503,058	2,447,053	152,775	10,436,785

For the six months ended June 30, 2024:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	2,617,725	565,438	803,280	200,613	1,124,458	5,311,514
IT expenses	345,530	7,452	2,500	3,863	2,707	362,052
Professional fees	199,140	13,179	7,706	2,128	29,177	251,330
Travel, marketing and communication expenses	109,371	31,312	10,195	5,970	57,833	214,681
Office expenses	383,619	6,045	39,616	4,202	96,569	530,051
Other expenses	39,126	26,921	18,925	26,404	24,995	136,371
Total	3,694,511	650,347	882,222	243,180	1,335,739	6,805,999

The total general and administrative expenses of $10,436,785 and $6,805,999 for the six-months ended June 30, 2025 and June 30, 2024 respectively, as disaggregated unaudited interim condensed by geography above, reconcile in full to the consolidated amounts of general and administrative expenses presented in the accompanying unaudited interim condensed consolidated statements of operations.

The table below discloses the Company’s geographical information of revenues in accordance with ASC 280. Revenues are attributed to individual countries based on the location of the customer, which is determined by the customer's country of domicile as specified in the charter party agreements or other commercial arrangements. During the six months period ended June 30, 2025 and June 30, 2024 countries that individually represent more than 10% of total revenues are disclosed separately, while revenues from all other countries are aggregated and presented under "Other".

	Six Months Period Ended June 30,
Country	2025	2024
Singapore	4,424,536	7,171,848
Marshall Islands	3,837,121	6,451,652
Germany	2,373,047	-
Switzerland	2,670,776	1,439,600
Other	1,846,342	1,380,708
Total revenues	15,151,822	16,443,808

During the six-month periods ended June 30, 2025 and June 30, 2024 three and four customers, respectively, accounted for 10% or more of the Company’s revenues.

Six Months Period Ended June 30,
Customer	2025	2024
A (Singapore)	29%	44%
B (Marshall Islands)	-	15%
C (Marshall Islands)	-	13%
D (Germany)	16%	-
E (Switzerland)	18%	9%